Asset Impairment Charges and Reversals (Details) $ in Millions, $ in Millions	3 Months Ended		12 Months Ended
	Sep. 30, 2020 CAD ($)	Sep. 30, 2018 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2012 CAD ($)	Jun. 28, 2018
Disclosure of impairment loss recognised or reversed [line items]
Impairment loss	$ 70
Write-downs (reversals of write-downs) of property, plant and equipment			$ 0		$ 18	$ 23
Gross carrying amount
Disclosure of impairment loss recognised or reversed [line items]
Write-downs (reversals of write-downs) of property, plant and equipment			81		(431)
Disposal groups classified as held for sale
Disclosure of impairment loss recognised or reversed [line items]
Impairment loss					15
Sundance Unit 2
Disclosure of impairment loss recognised or reversed [line items]
Impairment loss		$ 38
Lakeswind
Disclosure of impairment loss recognised or reversed [line items]
Impairment loss						12
Lakeswind | Discount rates
Disclosure of impairment loss recognised or reversed [line items]
Significant unobservable input, assets								0.07
Property, plant and equipment | Centralia Thermal Facility
Disclosure of impairment loss recognised or reversed [line items]
Impairment loss							$ 347
Provision for decommissioning, restoration and rehabilitation costs					141
Reversal of impairment loss					151
Property, plant and equipment | Lakeswind
Disclosure of impairment loss recognised or reversed [line items]
Impairment loss						11
Property, plant and equipment | Sundance Unit 3
Disclosure of impairment loss recognised or reversed [line items]
Impairment loss	70
Property, plant and equipment | BC Hydro Facility
Disclosure of impairment loss recognised or reversed [line items]
Impairment loss	$ 2
Property, plant and equipment | Centralia mine and Sundance Unit 1
Disclosure of impairment loss recognised or reversed [line items]
Provision for decommissioning, restoration and rehabilitation costs			3
Land | Gross carrying amount
Disclosure of impairment loss recognised or reversed [line items]
Write-downs (reversals of write-downs) of property, plant and equipment			9		$ 0
Land | Gross carrying amount | Centralia Segment
Disclosure of impairment loss recognised or reversed [line items]
Impairment charges			$ (9)	$ (7)
Intangible assets | Lakeswind
Disclosure of impairment loss recognised or reversed [line items]
Impairment loss						$ 1